Acquisition of Aetna - Intangible Assets (Details) - Aetna Inc. $ in Millions	Nov. 28, 2018 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	15 years 40 days
Acquired Indefinite-lived Intangible Assets [Line Items]
Total intangible assets	$ 23,746
Medicare Part D Customer Relationship [Domain]
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross fair value	101
Trademarks
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross fair value	4,100
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross fair value	$ 13,630
Weighted Average Useful Life (years)	14 years 160 days
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)	1 year
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross fair value	$ 1,060
Weighted Average Useful Life (years)	3 years
Provider networks
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross fair value	$ 4,200
Weighted Average Useful Life (years)	20 years
The minimum number of years in the period prior to the next renewal or extension for provider networks (in years)	1 year
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)	3 years
Value of Business Acquired
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross fair value	$ 590
Weighted Average Useful Life (years)	20 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross fair value	$ 65
Weighted Average Useful Life (years)	5 years